Property Plant and Equipment (Details)	12 Months Ended																	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Beckjord Unit 6 [Member] USD ($)	Dec. 31, 2011 Conesville Unit 4 [Member] USD ($)	Dec. 31, 2011 East Bend Station [Member] USD ($)	Dec. 31, 2011 Killen Station [Member] USD ($)	Dec. 31, 2011 Miami Fort Units 7 And 8 [Member] USD ($)	Dec. 31, 2011 Stuart Station [Member] USD ($)	Dec. 31, 2011 Zimmer Station [Member] USD ($)	Dec. 31, 2011 Transmission [Member] USD ($)	Dec. 31, 2011 Total Jointly Owned Plant [Member] USD ($)	Dec. 31, 2011 Regulated [Member] USD ($)	Dec. 31, 2010 Regulated [Member] USD ($)	Dec. 31, 2011 Non Regulated [Member] USD ($)	Dec. 31, 2010 Non Regulated [Member] USD ($)	Dec. 31, 2011 Electric generation and distribution facilities USD ($) years	Dec. 31, 2010 Electric generation and distribution facilities USD ($)	Dec. 31, 2011 Other buildings USD ($) years	Dec. 31, 2010 Other buildings USD ($)	Dec. 31, 2011 Furniture, fixtures and equipment USD ($) years	Dec. 31, 2010 Furniture, fixtures and equipment USD ($)	Dec. 31, 2011 Other USD ($) years	Dec. 31, 2010 Other USD ($)
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	$ 31,143,000,000		$ 25,687,000,000											$ 14,468,000,000	$ 12,006,000,000	$ 16,675,000,000	$ 13,681,000,000	$ 26,905,000,000	$ 22,365,000,000	$ 2,924,000,000	$ 2,082,000,000	$ 476,000,000	$ 479,000,000	$ 838,000,000	$ 761,000,000
Accumulated depreciation	(8,944,000,000)		(8,447,000,000)											(5,029,000,000)	(4,961,000,000)	(3,915,000,000)	(3,486,000,000)
Net electric generation and distribution assets and other	22,199,000,000		17,240,000,000											9,439,000,000	7,045,000,000	12,760,000,000	10,195,000,000
Estimated Useful Life Minimum																		5		3		3		1
Estimated Useful Life Maximum																		69		50		31		46
Net electric generation, distribution assets and other related to discontinued operations	1,200,000,000		1,800,000,000
Interest Costs Incurred, Capitalized [Abstract]
Interest capitalized during development and construction	176,000,000		188,000,000	183,000,000
Other PP&E Disclosures
Reduction Of Property Plant And Equipment From Recovery Of Liquidated Damages	180,000,000	139,000,000
Property, plant and equipment (net of accumulated depreciation) mortgaged, pledged or subject to liens	12,900,000,000
Depreciation	1,200,000,000		1,000,000,000	867,000,000
Unamortized software costs included in net electric generation and distribution assets and other	156,000,000		163,000,000
Software amortization expense	46,000,000		50,000,000	46,000,000
Asset Retirement Obligation Roll Forward Analysis Roll Forward
Balance at January 1	88,000,000		60,000,000
Additional liabilities incurred	1,000,000		22,000,000
Assumed in business combination	24,000,000		0
Accretion expense	6,000,000		5,000,000
Change in estimated cash flows	(1,000,000)		1,000,000
Translation adjustments	(1,000,000)		0
Balance at December 31	117,000,000		88,000,000	60,000,000
Fair Value Of Restricted Assets For Settling ARO's	1,000,000
Jointly Owned Utility Plant Interests [Line Items]
Ownership					50.00%	17.00%	31.00%	67.00%	36.00%	35.00%	28.00%
Production Capacity (MW)					210	129	186	402	368	820	365		2,480
Gross Plant In Service					0	0	0	331,000,000	239,000,000	181,000,000	161,000,000	34,000,000	946,000,000
Accumulated Depreciation					0	0	0	0	1,000,000	1,000,000	2,000,000	0	4,000,000
Construction Work in Process					$ 0	$ 2,000,000	$ 2,000,000	$ 4,000,000	$ 2,000,000	$ 14,000,000	$ 24,000,000	$ 0	$ 48,000,000